Income Taxes - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Income Taxes [Line Items]
Our effective statutory tax rate	33.00%	36.00%	33.00%	36.00%
Effective tax rate	(142.80%)	28.30%	6.30%	40.80%
Tax Year 2015 [Member]
Income Taxes [Line Items]
Our effective statutory tax rate			36.00%
Tax Year 2016 [Member]
Income Taxes [Line Items]
Our effective statutory tax rate			33.00%
Tax Year 2017 [Member]
Income Taxes [Line Items]
Our effective statutory tax rate			32.00%